CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (1,055,051)	$ (3,294,489)	$ (3,020,574)	$ (4,036,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	1,800
Depreciation		0	0	6,233
Loss on disposal of fixed assets		0	0	9,310
Stock-based compensation		0	0	7,292
Changes in operating assets and liabilities:
Prepaid expenses	(2,500)
Impairment expense		0	146,000	0
Accounts payable	58,202	22,461	34,634	71,869
Accrued expenses	191,653	928,476	930,945	957,219
Accrued interest	633,846	2,194,529	1,776,979	1,547,398
Net cash used in operating activities	(172,050)	(149,023)	(132,017)	(1,436,766)
Cash flows used in investing activities:
Net cash used in investing activities	0	0	0	0
Cash flows from financing activities:
Proceeds from loans	198,000
Proceeds from stockholders' advances	240	174,293	138,731	1,329,874
Repayment of stockholders' advances	(15,962)	(24,442)	(5,364)	(141,563)
Proceeds from the issuance of convertible promissory notes		0	0	215,000
Net cash provided by financing activities	182,278	149,851	133,367	1,403,311
Effect of exchange rate on cash	(414)	(132)	(1,330)	(19,340)
Net (decrease) increase in cash	9,814	696	21	(52,795)
Cash, beginning of year	1,915	1,219	1,198	53,993
Cash, end of year	11,729	1,915	1,219	1,198
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	$ 0	0	0	0
Non-cash investing and financing activities:
Fair value of Series B Preferred shares issued for additional consideration to noteholder		1,800	0	0
Shares and debt issued for purchase of prepaid advertising		$ 0	$ 146,000	$ 0